Note 9 - Income Taxes (Details) - Difference Between Financial Statement Tax Expense and Amount Computer by Applying Statutory Federal Tax Rate to Income Before Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Difference Between Financial Statement Tax Expense and Amount Computer by Applying Statutory Federal Tax Rate to Income Before Income Taxes [Abstract]
Statutory Federal Income Taxes	$ 4,134,570	$ 3,671,971	$ 2,367,729
Tax-Exempt Interest	(83,903)	(74,138)	(104,307)
Premiums on Officers’ Life Insurance	(232,988)	(186,712)	(111,749)
Meal and Entertainment Disallowance	21,600	14,044	15,319
Other	(51,476)	(156,878)	167,872
Actual Federal Income Taxes	$ 3,787,803	$ 3,268,287	$ 2,334,864